Leases (Details Narrative) $ in Thousands, £ in Millions					6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 GBP (£)	Apr. 29, 2026 USD ($)	Feb. 10, 2026 USD ($)	Jun. 30, 2026 USD ($) Business	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Lease liabilities	$ 15,681				$ 15,681
Right of use assets	15,300				15,300	$ 2,986
Acquisition of Reward [Member]
Lessee, Lease, Description [Line Items]
Lease liabilities				$ 1,100
Right of use assets				$ 1,100
Acquisition of Reward [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining non-cancellable lease terms				41 months
Acquisition of Reward [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining non-cancellable lease terms				14 months
UNITED KINGDOM
Lessee, Lease, Description [Line Items]
Lease liabilities			$ 9,300
Noncancelable lease term			10 years
Renewal option			false
Right of use assets			$ 9,300
Terms of the lease			Under the terms of the lease, no base rent is payable during the first 13 months of the lease term, followed by 24 months at 50% of the contractual base rent.
Annual base rent	2,700	£ 2.1
INDIA
Lessee, Lease, Description [Line Items]
Lease liabilities	20				20
Right of use assets	$ 20				$ 20
Number of businesses acquired | Business					4
Remaining lease agreement term	9 months				9 months